Schedule of Investments (unaudited)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.1%
AAR Corp.(a)	7,964	$284,793
Aerojet Rocketdyne Holdings Inc.	8,174	385,649
Astronics Corp.(a)	5,960	101,797
BWX Technologies Inc.	9,638	553,510
Curtiss-Wright Corp.	5,544	655,855
Ducommun Inc.(a)	2,583	139,353
Kaman Corp.	3,535	156,777
Maxar Technologies Inc.	11,172	405,208
Moog Inc., Class A	7,032	547,582
National Presto Industries Inc.	740	71,395
PAE Inc.(a)	7,818	69,737
Parsons Corp.(a)(b)	5,382	207,853
Spirit AeroSystems Holdings Inc., Class A	15,385	664,786
Triumph Group Inc.(a)	14,644	278,968
Vectrus Inc.(a)	2,862	129,620
		4,652,883
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)	9,307	225,229
Atlas Air Worldwide Holdings Inc.(a)	6,552	438,788
Echo Global Logistics Inc.(a)	3,277	101,358
Forward Air Corp.	3,695	326,786
Hub Group Inc., Class A(a)	4,373	289,842
		1,382,003
Airlines — 0.5%
Frontier Group Holdings Inc.(a)	4,467	65,844
Hawaiian Holdings Inc.(a)	12,382	244,297
JetBlue Airways Corp.(a)	74,966	1,108,747
Mesa Air Group Inc.(a)	7,397	65,981
SkyWest Inc.(a)	5,599	226,703
Spirit Airlines Inc.(a)	12,598	339,894
		2,051,466
Auto Components — 1.2%
Adient PLC(a)	22,333	940,889
American Axle & Manufacturing Holdings Inc.(a)	27,299	264,527
Cooper-Standard Holdings Inc.(a)	4,137	107,769
Dana Inc.	34,243	827,311
Goodyear Tire & Rubber Co. (The)(a)	66,108	1,038,557
LCI Industries	2,651	386,569
Modine Manufacturing Co.(a)	12,216	204,374
Patrick Industries Inc.	2,221	183,521
Standard Motor Products Inc.	4,788	199,947
Stoneridge Inc.(a)	3,262	94,435
Superior Industries International Inc.(a)	6,547	55,649
Tenneco Inc., Class A(a)	15,968	278,003
Veoneer Inc.(a)(b)	22,366	700,503
		5,282,054
Automobiles — 0.1%
Winnebago Industries Inc.	3,759	270,159

Banks — 10.7%
1st Source Corp.	6,957	318,561
Allegiance Bancshares Inc.	1,674	61,051
Ameris Bancorp.	3,984	193,662
Associated Banc-Corp.	42,579	843,064
Atlantic Capital Bancshares Inc.(a)	3,178	76,272
Atlantic Union Bankshares Corp.	11,997	425,534
Banc of California Inc.	6,902	118,162
BancFirst Corp.	5,848	324,447

Security	Shares	Value

Banks (continued)
Bancorp. Inc. (The)(a)	5,366	$125,403
BancorpSouth Bank	10,229	263,908
Bank of Hawaii Corp.	11,126	931,357
Bank OZK	29,846	1,215,031
BankUnited Inc.	20,125	796,547
Banner Corp.	7,004	371,492
Berkshire Hills Bancorp. Inc.	11,283	305,092
BOK Financial Corp.	8,156	685,186
Brookline Bancorp. Inc.	12,501	179,639
Bryn Mawr Bank Corp.	6,302	246,597
Byline Bancorp Inc.	4,946	121,721
Cadence BanCorp.	16,698	317,262
Camden National Corp.	3,110	139,235
Cathay General Bancorp.	21,264	805,268
Central Pacific Financial Corp.	3,556	91,034
CIT Group Inc.	23,829	1,149,511
City Holding Co.	1,326	100,325
Columbia Banking System Inc.	8,356	291,959
Community Bank System Inc.	4,240	303,754
Community Trust Bancorp. Inc.	5,966	237,208
ConnectOne Bancorp. Inc.	5,561	146,254
CrossFirst Bankshares Inc.(a)	5,438	75,099
Customers Bancorp. Inc.(a)	5,542	200,731
CVB Financial Corp.	12,677	241,624
Dime Community Bancshares Inc.	8,458	279,283
Eagle Bancorp. Inc.	5,702	313,781
Enterprise Financial Services Corp.	9,582	427,070
FB Financial Corp.	4,481	169,427
Financial Institutions Inc.	5,346	157,386
First Bancorp./Southern Pines NC	4,596	183,840
First Bancshares Inc. (The)	3,617	139,508
First Busey Corp.	16,471	388,716
First Commonwealth Financial Corp.	15,456	203,556
First Financial Bancorp.	16,620	373,950
First Financial Corp./IN	2,955	118,348
First Foundation Inc.	8,850	208,595
First Hawaiian Inc.	32,881	905,214
First Interstate BancSystem Inc., Class A	10,046	421,128
First Merchants Corp.	16,029	652,861
First Midwest Bancorp. Inc.	19,875	356,557
Flushing Financial Corp.	9,867	217,567
FNB Corp.	86,557	991,943
Fulton Financial Corp.	45,499	697,045
German American Bancorp. Inc.	3,354	126,446
Glacier Bancorp. Inc.	10,008	516,012
Great Southern Bancorp. Inc.	4,451	231,586
Great Western Bancorp. Inc.	9,620	296,296
Hancock Whitney Corp.	22,063	964,374
Hanmi Financial Corp.	5,077	92,554
Heartland Financial USA Inc.	7,773	354,604
Heritage Commerce Corp.	19,044	206,437
Heritage Financial Corp./WA	3,367	81,448
Hilltop Holdings Inc.	7,476	236,840
Home BancShares Inc./AR	15,514	328,587
Hope Bancorp Inc.	22,011	291,646
Horizon Bancorp Inc./IN	9,521	159,096
Independent Bank Corp.	6,253	441,962
Independent Bank Corp./MI	8,005	168,345
Independent Bank Group Inc.	5,147	358,746
International Bancshares Corp.	14,863	580,846

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Banks (continued)
Investors Bancorp. Inc.	41,062	$567,477
Lakeland Bancorp. Inc.	17,935	293,596
Lakeland Financial Corp.	3,838	256,647
Metropolitan Bank Holding Corp.(a)	1,143	81,187
Midland States Bancorp. Inc.	6,772	166,659
National Bank Holdings Corp., Class A	1,203	42,658
NBT Bancorp. Inc.	7,713	268,798
Nicolet Bankshares Inc.(a)	2,318	167,800
OceanFirst Financial Corp.	17,221	335,809
OFG Bancorp.	9,130	210,903
Old National Bancorp./IN	31,386	505,001
Pacific Premier Bancorp. Inc.	7,293	276,988
PacWest Bancorp.	29,078	1,157,886
Park National Corp.	3,824	435,592
Peapack Gladstone Financial Corp.	3,078	99,142
Peoples Bancorp. Inc./OH	7,026	207,197
Pinnacle Financial Partners Inc.	11,065	991,535
Popular Inc.	10,628	773,293
Prosperity Bancshares Inc.	23,053	1,571,984
QCR Holdings Inc.	3,227	158,413
Renasant Corp.	4,907	172,628
S&T Bancorp. Inc.	2,350	69,208
Sandy Spring Bancorp. Inc.	14,342	596,484
Simmons First National Corp., Class A	9,983	271,737
South State Corp.	11,231	773,142
Southside Bancshares Inc.	2,380	85,775
Sterling Bancorp./DE	25,745	558,924
Stock Yards Bancorp. Inc.	2,940	140,062
Synovus Financial Corp.	36,915	1,509,823
Texas Capital Bancshares Inc.(a)	12,367	778,874
Tompkins Financial Corp.	2,137	164,015
Towne Bank/Portsmouth VA	11,083	330,384
TriCo Bancshares	8,287	326,756
TriState Capital Holdings Inc.(a)	7,943	161,322
Trustmark Corp.	18,056	542,041
UMB Financial Corp.	5,784	541,382
Umpqua Holdings Corp.	59,905	1,130,407
United Bankshares Inc./WV	33,552	1,158,886
United Community Banks Inc./GA	5,802	167,156
Univest Financial Corp.	9,390	256,910
Valley National Bancorp.	106,657	1,374,809
Veritex Holdings Inc.	5,295	177,647
Washington Trust Bancorp. Inc.	3,974	193,733
Webster Financial Corp.	22,354	1,075,227
WesBanco Inc.	18,832	607,897
Westamerica Bancorp.	6,063	336,800
Wintrust Financial Corp.	14,539	1,038,085
		47,452,269
Beverages — 0.1%
Coca-Cola Consolidated Inc.	388	154,870
MGP Ingredients Inc.	853	50,881
National Beverage Corp.	2,641	119,849
		325,600
Biotechnology — 1.8%
Abeona Therapeutics Inc.(a)(b)	10,661	13,006
Adamas Pharmaceuticals Inc.(a)	9,597	45,874
Akebia Therapeutics Inc.(a)(b)	38,039	93,956
Allogene Therapeutics Inc.(a)(b)	7,832	171,912
ALX Oncology Holdings Inc.(a)	1,474	86,317

Security	Shares	Value

Biotechnology (continued)
AnaptysBio Inc.(a)	2,234	$51,337
Applied Genetic Technologies Corp./DE(a)(b)	9,361	33,700
Applied Therapeutics Inc.(a)(b)	4,051	69,718
Aptinyx Inc., Class A(a)	10,330	25,928
Arcturus Therapeutics Holdings Inc.(a)(b)	4,912	153,795
Arena Pharmaceuticals Inc.(a)	7,818	483,622
Assembly Biosciences Inc.(a)	9,488	32,923
Atara Biotherapeutics Inc.(a)	6,556	83,589
Athersys Inc.(a)	14,613	23,819
AVEO Pharmaceuticals Inc.(a)(b)	6,745	34,872
Avrobio Inc.(a)	3,569	26,268
BioAtla Inc.(a)	1,302	53,369
Bioxcel Therapeutics Inc.(a)	3,578	91,561
Bluebird Bio Inc.(a)(b)	16,025	407,195
Bolt Biotherapeutics Inc.(a)	1,048	11,685
Calithera Biosciences Inc.(a)(b)	15,856	30,919
Cardiff Oncology Inc.(a)	3,172	16,875
Catalyst Pharmaceuticals Inc.(a)	12,918	75,441
CEL-SCI Corp.(a)(b)	4,934	39,620
Chimerix Inc.(a)	8,322	55,175
Cogent Biosciences Inc.(a)	8,040	48,240
Coherus Biosciences Inc.(a)(b)	7,199	93,947
Corbus Pharmaceuticals Holdings Inc.(a)	16,344	22,391
Crinetics Pharmaceuticals Inc.(a)	2,851	51,261
CytomX Therapeutics Inc.(a)	15,091	81,642
Design Therapeutics Inc.(a)	1,501	23,236
Eagle Pharmaceuticals Inc./DE(a)	2,669	124,109
Emergent BioSolutions Inc.(a)	5,363	353,422
Enanta Pharmaceuticals Inc.(a)	4,200	177,450
Evelo Biosciences Inc.(a)	3,601	33,165
FibroGen Inc.(a)	9,881	128,453
G1 Therapeutics Inc.(a)(b)	4,397	76,112
Genprex Inc.(a)	3,520	10,419
Geron Corp.(a)(b)	45,985	56,102
Global Blood Therapeutics Inc.(a)	6,732	183,986
Gossamer Bio Inc.(a)	11,286	88,708
Heat Biologics Inc.(a)(b)	5,888	37,271
Homology Medicines Inc.(a)	3,855	24,518
Immunic Inc.(a)	2,309	20,388
Immunovant Inc.(a)	11,545	120,761
Infinity Pharmaceuticals Inc.(a)	8,458	17,931
Inovio Pharmaceuticals Inc.(a)(b)	14,516	121,934
Intercept Pharmaceuticals Inc.(a)	6,307	108,985
Ironwood Pharmaceuticals Inc.(a)(b)	25,001	331,763
Jounce Therapeutics Inc.(a)	6,724	33,889
Kadmon Holdings Inc.(a)	18,024	67,770
Karyopharm Therapeutics Inc.(a)	6,629	55,220
Kiniksa Pharmaceuticals Ltd., Class A(a)	2,931	44,932
Kura Oncology Inc.(a)	7,519	142,410
Lineage Cell Therapeutics Inc.(a)	21,995	57,847
Madrigal Pharmaceuticals Inc.(a)	951	83,041
Magenta Therapeutics Inc.(a)	3,764	26,800
MEI Pharma Inc.(a)	9,504	25,661
MeiraGTx Holdings PLC(a)	3,161	44,222
Mersana Therapeutics Inc.(a)	5,462	60,082
MiMedx Group Inc.(a)(b)	9,291	113,908
Myriad Genetics Inc.(a)	18,472	584,269
Neoleukin Therapeutics Inc.(a)	7,858	54,927
Nurix Therapeutics Inc.(a)	1,513	46,510
Ocugen Inc.(a)(b)	23,083	154,887

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
OPKO Health Inc.(a)	50,396	$173,362
Ovid therapeutics Inc.(a)	10,297	38,408
Palatin Technologies Inc.(a)(b)	19,032	9,706
Pluristem Therapeutics Inc.(a)	6,509	21,350
Precigen Inc.(a)	11,774	64,639
Prothena Corp. PLC(a)	3,319	166,282
Puma Biotechnology Inc.(a)	4,976	37,420
REGENXBIO Inc.(a)	3,429	110,825
Rhythm Pharmaceuticals Inc.(a)	5,260	90,945
Rocket Pharmaceuticals Inc.(a)	4,273	153,059
Rubius Therapeutics Inc.(a)	5,627	120,924
Sage Therapeutics Inc.(a)	5,611	245,369
Sangamo Therapeutics Inc.(a)	9,199	88,126
Seres Therapeutics Inc.(a)	4,026	28,585
Shattuck Labs Inc.(a)	1,406	30,988
Sio Gene Therapies Inc.(a)	9,937	20,272
Spectrum Pharmaceuticals Inc.(a)	38,673	124,527
Sutro Biopharma Inc.(a)	4,391	74,779
Syndax Pharmaceuticals Inc.(a)(b)	3,603	52,532
TCR2 Therapeutics Inc.(a)	6,276	78,073
Tonix Pharmaceuticals Holding Corp.(a)(b)	30,767	22,029
UNITY Biotechnology Inc.(a)	7,607	27,690
Verastem Inc.(a)	22,419	72,413
Viking Therapeutics Inc.(a)	7,298	44,883
Voyager Therapeutics Inc.(a)(b)	3,033	9,554
		8,051,785
Building Products — 0.6%
American Woodmark Corp.(a)	2,274	168,844
Apogee Enterprises Inc.	6,045	239,805
Armstrong World Industries Inc.	3,100	335,358
Cornerstone Building Brands Inc.(a)	5,974	100,483
Griffon Corp.	4,645	107,392
Insteel Industries Inc.	1,966	76,340
JELD-WEN Holding Inc.(a)	12,772	338,203
Masonite International Corp.(a)	2,129	240,918
PGT Innovations Inc.(a)	5,403	122,000
Quanex Building Products Corp.	5,186	128,820
Resideo Technologies Inc.(a)	13,724	404,858
UFP Industries Inc.	4,809	357,116
		2,620,137
Capital Markets — 2.5%
Affiliated Managers Group Inc.	5,094	807,093
Artisan Partners Asset Management Inc., Class A	6,311	303,496
Assetmark Financial Holdings Inc.(a)	2,545	66,425
B. Riley Financial Inc.	1,783	120,460
BGC Partners Inc., Class A	46,406	248,272
Blucora Inc.(a)	12,279	207,024
BrightSphere Investment Group Inc.	5,535	138,320
Cohen & Steers Inc.	2,335	194,295
Cowen Inc., Class A	3,093	123,658
Diamond Hill Investment Group Inc.	775	133,494
Donnelley Financial Solutions Inc.(a)	7,182	231,332
Evercore Inc., Class A	6,485	857,317
Federated Hermes Inc.	22,777	738,886
Focus Financial Partners Inc., Class A(a)	7,191	369,114
Greenhill & Co. Inc.	3,553	56,919
Houlihan Lokey Inc.	6,298	561,152
Janus Henderson Group PLC	41,458	1,734,603
Moelis & Co., Class A	14,818	877,967

Security	Shares	Value

Capital Markets (continued)
Oppenheimer Holdings Inc., Class A, NVS	1,257	$56,502
Piper Sandler Cos.	2,061	252,864
Sculptor Capital Management Inc.	4,919	114,219
Stifel Financial Corp.	25,057	1,667,293
StoneX Group Inc.(a)	2,629	169,649
Trinity Capital Inc.	2,015	28,754
Victory Capital Holdings Inc., Class A	4,242	129,339
Virtu Financial Inc., Class A	18,703	481,415
Virtus Investment Partners Inc.	633	174,790
WisdomTree Investments Inc.	16,185	100,023
		10,944,675
Chemicals — 2.9%
AdvanSix Inc.(a)	6,679	223,413
American Vanguard Corp.	6,489	107,133
Ashland Global Holdings Inc.	7,633	649,339
Avient Corp.	11,548	560,309
Cabot Corp.	13,605	749,091
Chase Corp.	716	83,435
Chemours Co. (The)	39,229	1,304,364
Diversey Holdings Ltd.(a)	5,764	96,144
Ecovyst Inc., NVS	12,667	197,099
Element Solutions Inc.	22,961	537,058
Ferro Corp.(a)	19,758	410,966
FutureFuel Corp.	7,109	60,427
GCP Applied Technologies Inc.(a)	5,022	116,761
Hawkins Inc.	2,626	95,350
HB Fuller Co.	5,888	380,483
Huntsman Corp.	46,978	1,240,689
Ingevity Corp.(a)	3,833	325,575
Innospec Inc.	3,979	351,943
Intrepid Potash Inc.(a)	961	29,118
Koppers Holdings Inc.(a)(b)	3,232	99,255
Kraton Corp.(a)	7,699	294,025
Kronos Worldwide Inc.	3,014	41,925
Minerals Technologies Inc.	8,138	652,830
NewMarket Corp.	1,734	547,788
Olin Corp.	18,125	852,419
Rayonier Advanced Materials Inc.(a)	15,381	107,206
Sensient Technologies Corp.	5,352	466,587
Stepan Co.	2,570	303,131
Tredegar Corp.	6,223	81,335
Trinseo SA	9,242	502,395
Tronox Holdings PLC, Class A	9,547	175,951
Valvoline Inc.	19,532	599,242
WR Grace & Co.	8,169	568,562
		12,811,348
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	9,097	422,920
ACCO Brands Corp.	22,775	203,609
ADT Inc.	36,472	382,591
Brady Corp., Class A, NVS	7,298	399,055
BrightView Holdings Inc.(a)	5,321	85,296
Brink's Co. (The)	5,343	411,197
Cimpress PLC(a)	1,923	196,627
Clean Harbors Inc.(a)	4,920	467,400
CoreCivic Inc.(a)	28,403	291,983
Covanta Holding Corp.	10,927	219,633
Deluxe Corp.	10,142	445,234
Ennis Inc.	6,556	129,612

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Healthcare Services Group Inc.	9,048	$236,153
Herman Miller Inc.	17,555	757,498
HNI Corp.	7,269	271,134
Interface Inc.	14,393	207,547
KAR Auction Services Inc.(a)	29,705	489,538
Kimball International Inc., Class B	9,098	112,633
Matthews International Corp., Class A	7,782	269,257
Montrose Environmental Group Inc.(a)	1,809	97,125
RR Donnelley & Sons Co.(a)	17,733	108,526
SP Plus Corp.(a)	3,179	104,239
Steelcase Inc., Class A	21,490	295,487
Stericycle Inc.(a)	12,372	872,845
Team Inc.(a)	7,422	45,794
U.S. Ecology Inc.(a)	4,201	147,035
UniFirst Corp./MA	1,682	366,289
Viad Corp.(a)	1,472	67,491
		8,103,748
Communications Equipment — 0.9%
ADTRAN Inc.	11,656	261,211
Applied Optoelectronics Inc.(a)	6,040	46,689
Aviat Networks Inc.(a)	1,195	44,549
CalAmp Corp.(a)	3,420	41,485
CommScope Holding Co. Inc.(a)	48,758	1,031,719
Comtech Telecommunications Corp.	6,344	158,410
Digi International Inc.(a)	2,946	60,923
EchoStar Corp., Class A(a)	10,181	227,036
EMCORE Corp.(a)	4,475	39,111
Extreme Networks Inc.(a)	11,978	131,878
Harmonic Inc.(a)	6,649	58,844
Lumentum Holdings Inc.(a)	7,924	665,537
NETGEAR Inc.(a)(b)	7,352	251,806
NetScout Systems Inc.(a)	17,713	509,426
Plantronics Inc.(a)	6,235	194,470
Ribbon Communications Inc.(a)	19,602	135,450
		3,858,544
Construction & Engineering — 1.1%
API Group Corp.(a)(c)	19,084	437,405
Arcosa Inc.	5,885	322,263
Argan Inc.	2,382	107,071
Dycom Industries Inc.(a)	4,057	281,556
EMCOR Group Inc.	7,774	946,951
Fluor Corp.(a)	30,045	500,550
Granite Construction Inc.	6,495	249,538
Great Lakes Dredge & Dock Corp.(a)	15,499	238,685
HC2 Holdings Inc.(a)	14,848	54,641
IES Holdings Inc.(a)	1,972	107,296
Infrastructure and Energy Alternatives Inc.(a)	1,518	18,322
Matrix Service Co.(a)	6,339	69,158
MYR Group Inc.(a)	1,990	190,304
NV5 Global Inc.(a)	1,097	104,215
Primoris Services Corp.	6,046	180,775
Sterling Construction Co. Inc.(a)	6,843	150,272
Tutor Perini Corp.(a)	9,623	135,396
Valmont Industries Inc.	2,488	589,531
		4,683,929
Construction Materials — 0.2%
Eagle Materials Inc.	5,616	793,653
Forterra Inc.(a)	1,348	31,800

Security	Shares	Value

Construction Materials (continued)
U.S. Concrete Inc.(a)	1,762	$128,291
		953,744
Consumer Finance — 1.3%
Credit Acceptance Corp.(a)(b)	1,803	874,040
Curo Group Holdings Corp.	4,283	67,543
Encore Capital Group Inc.(a)	4,836	228,936
Enova International Inc.(a)(b)	8,951	296,189
EZCORP Inc., Class A, NVS(a)	13,804	78,959
FirstCash Inc.	5,038	399,010
LendingClub Corp.(a)	9,003	219,673
Navient Corp.	42,855	875,528
Nelnet Inc., Class A	2,373	178,687
PRA Group Inc.(a)	11,045	428,435
PROG Holdings Inc.	10,541	461,379
SLM Corp.	76,602	1,442,416
World Acceptance Corp.(a)(b)	955	181,039
		5,731,834
Containers & Packaging — 0.9%
Graphic Packaging Holding Co.	32,581	624,578
Greif Inc., Class A, NVS	6,382	386,877
Myers Industries Inc.	4,613	97,703
O-I Glass Inc.(a)	37,660	556,991
Pactiv Evergreen Inc.	9,995	144,628
Silgan Holdings Inc.	18,557	751,930
Sonoco Products Co.	23,820	1,519,478
		4,082,185
Distributors — 0.1%
Core-Mark Holding Co. Inc.	10,852	467,070

Diversified Consumer Services — 1.2%
Adtalem Global Education Inc.(a)	11,761	427,395
American Public Education Inc.(a)	2,273	67,326
Carriage Services Inc.	2,145	79,751
frontdoor Inc.(a)(b)	11,480	561,831
Graham Holdings Co., Class B	954	634,086
Grand Canyon Education Inc.(a)	4,882	450,950
H&R Block Inc.	42,665	1,047,426
Houghton Mifflin Harcourt Co.(a)	30,571	346,064
Laureate Education Inc., Class A(a)	16,754	248,127
Perdoceo Education Corp.(a)	16,402	194,528
Regis Corp.(a)	5,866	46,752
Strategic Education Inc.	5,862	464,798
Stride Inc.(a)(b)	4,478	137,295
Vivint Smart Home Inc.(a)(b)	10,965	134,540
WW International Inc.(a)	11,414	350,866
XpresSpa Group Inc.(a)(b)	13,772	22,311
		5,214,046
Diversified Financial Services — 0.1%
A-Mark Precious Metals Inc.	1,040	52,978
Cannae Holdings Inc.(a)	8,916	296,457
		349,435
Diversified Telecommunication Services — 0.2%
Anterix Inc.(a)	1,015	59,195
ATN International Inc.	2,570	110,638
Cincinnati Bell Inc.(a)	8,558	131,280
Cogent Communications Holdings Inc.	2,716	210,789
Consolidated Communications Holdings Inc.(a)	17,396	133,775
IDT Corp., Class B(a)	2,623	130,625
Liberty Latin America Ltd., Class A(a)	5,867	80,085

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C, NVS(a)	12,344	$170,718
		1,027,105
Electric Utilities — 1.4%
ALLETE Inc.	12,417	873,163
Hawaiian Electric Industries Inc.	25,833	1,119,602
IDACORP Inc.	11,960	1,261,182
MGE Energy Inc.	8,841	690,659
Otter Tail Corp.	10,416	529,029
PNM Resources Inc.	11,889	574,595
Portland General Electric Co.	20,993	1,026,558
Spark Energy Inc., Class A	3,068	34,147
		6,108,935
Electrical Equipment — 1.2%
Acuity Brands Inc.	4,846	849,891
Atkore Inc.(a)	6,157	462,452
AZZ Inc.	6,048	320,484
Babcock & Wilcox Enterprises Inc.(a)	8,441	60,438
Encore Wire Corp.	2,486	194,977
EnerSys	5,397	532,468
GrafTech International Ltd.	37,954	431,537
nVent Electric PLC	39,561	1,250,523
Polar Power Inc.(a)(b)	923	6,646
Powell Industries Inc.	1,293	37,613
Regal Beloit Corp.	6,264	922,249
Thermon Group Holdings Inc.(a)	7,844	130,681
Westwater Resources Inc.(a)	2,470	9,460
		5,209,419
Electronic Equipment, Instruments & Components — 2.4%
Arlo Technologies Inc.(a)	19,927	121,754
Avnet Inc.	23,541	972,714
Belden Inc.	10,696	524,104
Benchmark Electronics Inc.	4,311	113,810
ePlus Inc.(a)	1,676	154,963
Fabrinet(a)	4,540	429,121
II-VI Inc.(a)	10,019	699,426
Insight Enterprises Inc.(a)(b)	8,669	870,194
Kimball Electronics Inc.(a)	5,839	119,057
Knowles Corp.(a)	23,848	477,914
Methode Electronics Inc.	5,004	239,341
MICT Inc.(a)(b)	13,250	24,513
National Instruments Corp.	18,166	801,302
OSI Systems Inc.(a)	3,992	399,400
PC Connection Inc.	2,976	141,539
Plexus Corp.(a)	2,868	259,038
Sanmina Corp.(a)	15,443	593,320
ScanSource Inc.(a)	6,769	186,757
SYNNEX Corp.	9,921	1,185,956
TTM Technologies Inc.(a)	23,462	328,233
Velodyne Lidar Inc.(a)(b)	13,449	107,726
Vishay Intertechnology Inc.	18,281	404,559
Vishay Precision Group Inc.(a)	1,741	63,251
Vontier Corp.	39,964	1,292,835
		10,510,827
Energy Equipment & Services — 1.2%
Archrock Inc.	30,767	264,904
Aspen Aerogels Inc.(a)	3,553	133,770
ChampionX Corp.(a)	15,444	358,919
Dril-Quip Inc.(a)	3,447	98,515
Frank's International NV(a)	29,198	80,295

Security	Shares	Value

Energy Equipment & Services (continued)
FTS International Inc., Class A(a)	666	$13,014
Helix Energy Solutions Group Inc.(a)	33,581	139,361
Helmerich & Payne Inc.	25,653	735,472
Liberty Oilfield Services Inc., Class A(a)	20,835	212,309
Nabors Industries Ltd.(a)	1,560	136,516
Newpark Resources Inc.(a)	21,892	70,711
NexTier Oilfield Solutions Inc.(a)	39,064	149,224
NOV Inc.(a)	92,487	1,277,245
Oceaneering International Inc.(a)	23,835	316,052
Oil States International Inc.(a)	14,714	83,281
Patterson-UTI Energy Inc.	45,702	366,530
ProPetro Holding Corp.(a)	10,190	76,935
RPC Inc.(a)	7,897	33,167
Select Energy Services Inc., Class A(a)	15,170	90,261
TETRA Technologies Inc.(a)	16,424	50,750
Tidewater Inc.(a)	9,482	107,336
Transocean Ltd.(a)(b)	138,264	499,133
U.S. Silica Holdings Inc.(a)	17,826	180,043
		5,473,743
Entertainment — 1.5%
AMC Entertainment Holdings Inc., Class A(a)(b)	119,170	4,411,673
Cinedigm Corp., Class A(a)	12,071	19,434
Cinemark Holdings Inc.(a)	26,024	404,153
IMAX Corp.(a)	3,923	63,317
Lions Gate Entertainment Corp., Class A(a)(b)	14,284	214,689
Lions Gate Entertainment Corp., Class B, NVS(a)	28,841	385,316
Madison Square Garden Entertainment Corp.(a)	6,002	419,900
Madison Square Garden Sports Corp.(a)	1,749	284,632
Marcus Corp. (The)(a)	5,784	92,949
Sciplay Corp., Class A(a)	5,792	93,193
World Wrestling Entertainment Inc., Class A	2,868	141,622
		6,530,878
Equity Real Estate Investment Trusts (REITs) — 10.5%
Acadia Realty Trust	21,025	449,935
Agree Realty Corp.	8,699	653,730
Alexander & Baldwin Inc.	8,252	165,205
Alexander's Inc.	542	151,131
American Assets Trust Inc.	8,138	300,536
American Campus Communities Inc.	10,828	544,757
American Finance Trust Inc.	26,551	224,887
Apartment Income REIT Corp.	37,129	1,954,471
Apartment Investment & Management Co., Class A	20,681	143,940
Apple Hospitality REIT Inc.	49,930	746,453
Armada Hoffler Properties Inc.	14,526	188,838
Ashford Hospitality Trust Inc.(a)	3,714	60,167
Bluerock Residential Growth REIT Inc., Class A	7,074	90,335
Braemar Hotels & Resorts Inc.(a)	10,735	54,748
Brandywine Realty Trust	41,304	576,604
Brixmor Property Group Inc.	70,603	1,625,281
Broadstone Net Lease Inc.	15,427	401,411
CareTrust REIT Inc.	12,266	295,856
CatchMark Timber Trust Inc., Class A	7,615	89,019
Centerspace	3,106	279,540
Chatham Lodging Trust(a)	12,129	148,944
City Office REIT Inc.	10,584	136,216
Columbia Property Trust Inc.	16,374	272,955
CoreSite Realty Corp.	3,906	539,848
Corporate Office Properties Trust	11,399	335,587
Cousins Properties Inc.	35,283	1,401,441

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
DiamondRock Hospitality Co.(a)	45,723	$393,675
DigitalBridge Group Inc.(a)	115,967	807,130
Diversified Healthcare Trust	56,751	221,329
Douglas Emmett Inc.	24,547	819,870
Easterly Government Properties Inc.	8,933	202,779
Empire State Realty Trust Inc., Class A	34,117	389,957
EPR Properties	17,759	893,278
Equity Commonwealth	16,916	444,722
Essential Properties Realty Trust Inc.	14,803	441,129
Farmland Partners Inc.	6,885	86,751
Four Corners Property Trust Inc.	9,489	272,429
Franklin Street Properties Corp.	22,359	116,714
GEO Group Inc. (The)	18,436	127,577
Getty Realty Corp.	9,021	284,973
Gladstone Commercial Corp.	4,164	96,521
Gladstone Land Corp.	2,473	57,670
Global Medical REIT Inc.	8,019	124,776
Global Net Lease Inc.	23,766	438,958
Healthcare Realty Trust Inc.	15,920	507,530
Healthcare Trust of America Inc., Class A	29,622	846,893
Hersha Hospitality Trust, Class A(a)	9,003	84,718
Highwoods Properties Inc.	24,539	1,170,265
Hudson Pacific Properties Inc.	19,579	533,723
Independence Realty Trust Inc.	14,652	282,491
Industrial Logistics Properties Trust	15,785	427,773
iStar Inc.	17,613	426,763
JBG SMITH Properties	26,139	852,916
Kite Realty Group Trust	20,416	411,587
Lexington Realty Trust	39,389	517,965
Life Storage Inc.	9,394	1,102,480
LTC Properties Inc.	9,279	351,210
Macerich Co. (The)	39,886	650,142
Mack-Cali Realty Corp.	20,613	371,034
Monmouth Real Estate Investment Corp.	13,526	257,535
National Health Investors Inc.	10,934	746,027
National Storage Affiliates Trust	9,119	493,976
New Senior Investment Group Inc.	18,463	170,229
NexPoint Residential Trust Inc.	3,129	184,455
Office Properties Income Trust	11,787	341,587
One Liberty Properties Inc.	3,866	118,261
Outfront Media Inc.(a)	34,721	829,485
Paramount Group Inc.	40,560	395,866
Park Hotels & Resorts Inc.(a)	56,233	1,040,310
Pebblebrook Hotel Trust	15,322	344,592
Pennsylvania REIT(a)	16,085	32,653
Physicians Realty Trust	31,415	595,314
Piedmont Office Realty Trust Inc., Class A	29,593	562,859
Plymouth Industrial REIT Inc.	7,422	171,300
PotlatchDeltic Corp.	10,005	519,660
Preferred Apartment Communities Inc., Class A	12,667	133,510
PS Business Parks Inc.	2,673	410,760
Rayonier Inc.	19,061	718,790
Retail Opportunity Investments Corp.	29,020	512,783
Retail Properties of America Inc., Class A	51,587	650,512
Retail Value Inc.	4,107	100,375
RLJ Lodging Trust	39,896	572,508
RPT Realty.	19,700	250,978
Ryman Hospitality Properties Inc.(a)	13,078	1,003,083
Sabra Health Care REIT Inc.	50,977	947,662
Saul Centers Inc.	3,114	141,998

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Seritage Growth Properties, Class A(a)	9,570	$151,876
Service Properties Trust	21,782	242,434
SITE Centers Corp.	40,283	638,888
SL Green Realty Corp.	16,419	1,222,559
Spirit Realty Capital Inc.	9,628	483,518
STAG Industrial Inc.	17,916	740,289
Summit Hotel Properties Inc.(a)	25,905	233,404
Sunstone Hotel Investors Inc.(a)	52,563	606,577
Tanger Factory Outlet Centers Inc.	24,047	412,887
UMH Properties Inc.	5,332	124,129
Uniti Group Inc.	27,513	322,177
Universal Health Realty Income Trust	1,459	87,175
Urban Edge Properties	13,259	251,921
Urstadt Biddle Properties Inc., Class A	7,248	138,219
Washington REIT	20,259	492,091
Weingarten Realty Investors	28,382	913,617
Whitestone REIT	9,832	87,013
Xenia Hotels & Resorts Inc.(a)	26,538	469,192
		46,454,597
Food & Staples Retailing — 0.8%
Andersons Inc. (The)	5,195	138,707
BJ's Wholesale Club Holdings Inc.(a)	20,205	1,023,181
Chefs' Warehouse Inc. (The)(a)	7,943	229,712
Ingles Markets Inc., Class A	3,460	206,770
Natural Grocers by Vitamin Cottage Inc.	2,943	32,903
PriceSmart Inc.	3,556	319,115
Rite Aid Corp.(a)(b)	13,277	201,810
SpartanNash Co.	8,782	170,810
Sprouts Farmers Market Inc.(a)	28,229	693,869
United Natural Foods Inc.(a)	13,452	445,530
Weis Markets Inc.	3,976	209,336
		3,671,743
Food Products — 1.4%
B&G Foods Inc.(b)	15,422	442,920
Calavo Growers Inc.	1,943	109,469
Flowers Foods Inc.	46,617	1,098,296
Fresh Del Monte Produce Inc.	7,306	225,463
Hostess Brands Inc.(a)(b)	31,922	513,625
Ingredion Inc.	15,858	1,392,491
J&J Snack Foods Corp.	1,883	309,527
John B Sanfilippo & Son Inc.	2,240	206,886
Mission Produce Inc.(a)	1,413	27,370
Pilgrim's Pride Corp.(a)	11,539	255,589
Post Holdings Inc.(a)	7,963	814,933
Seaboard Corp.	39	160,290
Tootsie Roll Industries Inc.	2,476	85,150
TreeHouse Foods Inc.(a)(b)	13,419	595,804
Whole Earth Brands Inc.(a)(b)	7,517	96,669
		6,334,482
Gas Utilities — 1.4%
Chesapeake Utilities Corp.	2,001	249,305
National Fuel Gas Co.	21,640	1,112,945
New Jersey Resources Corp.	22,826	879,258
Northwest Natural Holding Co.	7,422	388,096
ONE Gas Inc.	12,614	930,661
South Jersey Industries Inc.	26,921	677,602
Southwest Gas Holdings Inc.	13,680	956,642
Spire Inc.	12,322	874,246
		6,068,755

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 1.2%
Accuray Inc.(a)	22,180	$90,938
AngioDynamics Inc.(a)	2,861	76,189
Asensus Surgical Inc.(a)	20,561	48,113
Atrion Corp.	150	94,341
Avanos Medical Inc.(a)	3,487	132,297
Bioventus Inc., Class A(a)	1,043	16,260
Cardiovascular Systems Inc.(a)	4,441	178,928
Co-Diagnostics Inc.(a)(b)	2,802	28,328
Conformis Inc.(a)	40,528	60,387
CONMED Corp.	2,614	360,575
CryoLife Inc.(a)	5,261	142,047
CytoSorbents Corp.(a)	5,022	38,217
Envista Holdings Corp.(a)	11,648	501,796
Haemonetics Corp.(a)	4,967	301,944
Inogen Inc.(a)	2,407	192,006
Integer Holdings Corp.(a)	3,190	312,269
Intersect ENT Inc.(a)	4,014	93,727
Invacare Corp.(a)	8,997	65,048
LivaNova PLC(a)	7,127	615,060
Meridian Bioscience Inc.(a)	4,498	92,209
Natus Medical Inc.(a)	3,998	106,747
Neuronetics Inc.(a)(b)	2,842	37,685
OraSure Technologies Inc.(a)	4,630	54,588
Pulse Biosciences Inc.(a)	1,628	33,374
Quidel Corp.(a)	9,164	1,296,431
Retractable Technologies Inc.(a)(b)	1,537	18,091
Surgalign Holdings Inc.(a)	9,134	9,956
Vapotherm Inc.(a)	2,140	55,340
Varex Imaging Corp.(a)	5,640	153,972
		5,206,863
Health Care Providers & Services — 2.1%
Acadia Healthcare Co. Inc.(a)	21,273	1,312,970
AMN Healthcare Services Inc.(a)	5,343	537,292
Apollo Medical Holdings Inc.(a)	1,477	130,523
Apria Inc.(a)	1,772	55,871
Brookdale Senior Living Inc.(a)	44,449	334,256
Community Health Systems Inc.(a)	29,599	394,259
Covetrus Inc.(a)	8,113	206,557
Cross Country Healthcare Inc.(a)	8,716	143,117
Fulgent Genetics Inc.(a)(b)	2,093	193,079
Hanger Inc.(a)	4,831	118,553
Magellan Health Inc.(a)	3,604	339,929
MEDNAX Inc.(a)(b)	20,603	599,959
ModivCare Inc.(a)	1,370	232,900
National HealthCare Corp.	2,930	227,515
Owens & Minor Inc.	11,249	520,266
Patterson Companies Inc.	20,827	648,345
Premier Inc., Class A	16,780	598,039
Progenity Inc.(a)	3,005	6,761
Select Medical Holdings Corp.	9,180	362,151
Surgery Partners Inc.(a)	7,315	399,106
Tenet Healthcare Corp.(a)	25,354	1,821,431
Tivity Health Inc.(a)(b)	4,712	118,177
Triple-S Management Corp.(a)	5,984	145,591
		9,446,647
Health Care Technology — 0.5%
Allscripts Healthcare Solutions Inc.(a)	33,403	570,523
Change Healthcare Inc.(a)	31,058	674,269
Computer Programs & Systems Inc.	3,094	97,678

Security	Shares	Value

Health Care Technology (continued)
Evolent Health Inc., Class A(a)	18,832	$432,006
Multiplan Corp.(a)(b)	36,065	290,323
NextGen Healthcare Inc.(a)	13,341	216,391
		2,281,190
Hotels, Restaurants & Leisure — 2.2%
Bally's Corp.(a)	1,932	95,151
BJ's Restaurants Inc.(a)	2,173	88,180
Bloomin' Brands Inc.(a)	19,269	484,230
Brinker International Inc.(a)	10,781	585,840
Carrols Restaurant Group Inc.(a)	8,763	43,026
Cheesecake Factory Inc. (The)(a)	5,392	244,042
Choice Hotels International Inc.	1,888	226,371
Cracker Barrel Old Country Store Inc.	3,276	446,126
Dave & Buster's Entertainment Inc.(a)	11,358	377,994
Del Taco Restaurants Inc.	3,974	33,819
Denny's Corp.(a)	5,685	79,988
Dine Brands Global Inc.(a)	4,081	316,155
Drive Shack Inc.(a)(b)	19,788	49,866
El Pollo Loco Holdings Inc.(a)	4,392	81,735
Fiesta Restaurant Group Inc.(a)	2,357	31,560
Full House Resorts Inc.(a)	4,242	35,081
Golden Entertainment Inc.(a)	4,655	211,849
Hilton Grand Vacations Inc.(a)	10,790	438,829
Hyatt Hotels Corp., Class A(a)	5,856	467,719
Jack in the Box Inc.	1,732	188,546
Marriott Vacations Worldwide Corp.(a)	5,431	800,367
Noodles & Co.(a)	7,327	87,484
PlayAGS Inc.(a)	3,463	26,873
Red Robin Gourmet Burgers Inc.(a)	3,752	98,415
Ruth's Hospitality Group Inc.(a)	2,157	43,075
Scientific Games Corp./DE, Class A(a)	13,480	831,851
Shake Shack Inc., Class A(a)	2,928	294,381
Six Flags Entertainment Corp.(a)	18,044	749,728
Travel + Leisure Co.	20,430	1,058,274
Wendy's Co. (The)	13,652	316,863
Wyndham Hotels & Resorts Inc.	11,374	819,611
		9,653,029
Household Durables — 1.9%
Bassett Furniture Industries Inc.	1,162	26,470
Beazer Homes USA Inc.(a)	6,916	126,286
Casper Sleep Inc.(a)	2,926	20,219
Century Communities Inc.	6,974	484,344
Dream Finders Homes Inc., Class A(a)(b)	988	22,872
Ethan Allen Interiors Inc.	3,633	86,356
GoPro Inc., Class A(a)(b)	29,947	306,657
Green Brick Partners Inc.(a)	11,483	287,879
Helen of Troy Ltd.(a)	2,857	638,225
Hooker Furniture Corp.	3,103	102,989
Hovnanian Enterprises Inc., Class A(a)	654	68,271
KB Home	21,039	892,895
La-Z-Boy Inc.	7,422	249,231
Leggett & Platt Inc.	18,324	880,102
LGI Homes Inc.(a)	2,821	482,109
M/I Homes Inc.(a)	4,693	303,684
MDC Holdings Inc.	13,057	696,199
Meritage Homes Corp.(a)	8,912	967,665
Taylor Morrison Home Corp.(a)	30,396	815,221
TRI Pointe Homes Inc.(a)	27,901	672,972
Tupperware Brands Corp.(a)	11,757	245,604

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Household Durables (continued)
Universal Electronics Inc.(a)	3,285	$153,541
VOXX International Corp., Class A(a)	3,781	43,179
		8,572,970
Household Products — 0.3%
Central Garden & Pet Co.(a)	1,047	50,559
Central Garden & Pet Co., Class A, NVS(a)	6,700	290,177
Energizer Holdings Inc.	7,220	309,377
Reynolds Consumer Products Inc.	12,913	367,375
Spectrum Brands Holdings Inc.	4,325	377,789
		1,395,277
Independent Power and Renewable Electricity Producers — 0.1%
Clearway Energy Inc., Class A	3,287	88,584
Clearway Energy Inc., Class C	8,526	244,526
		333,110
Industrial Conglomerates — 0.0%
Meta Materials Inc.(a)	6,911	24,189
Raven Industries Inc.	3,369	196,244
		220,433
Insurance — 3.3%
Ambac Financial Group Inc.(a)	11,362	164,976
American Equity Investment Life Holding Co.	20,395	654,475
American National Group Inc.	2,206	363,946
AMERISAFE Inc.	3,286	187,959
Argo Group International Holdings Ltd.	8,722	454,678
Assured Guaranty Ltd.	10,213	488,283
Axis Capital Holdings Ltd.	19,608	997,459
Brighthouse Financial Inc.(a)	20,872	898,748
CNO Financial Group Inc.	32,889	751,185
Employers Holdings Inc.	3,531	146,607
Enstar Group Ltd.(a)	1,767	454,154
First American Financial Corp.	26,191	1,762,916
Genworth Financial Inc., Class A(a)	102,936	343,806
Greenlight Capital Re Ltd., Class A(a)	8,571	75,425
Hanover Insurance Group Inc. (The)	8,521	1,158,004
HCI Group Inc.	702	70,537
Horace Mann Educators Corp.	7,121	283,487
James River Group Holdings Ltd.	8,936	325,092
Kemper Corp.	14,507	957,607
MBIA Inc.(a)	11,435	149,227
Mercury General Corp.	3,784	230,181
Primerica Inc.	4,091	598,186
ProAssurance Corp.	9,394	190,510
Safety Insurance Group Inc.	2,364	181,130
Selective Insurance Group Inc.	8,631	702,132
SiriusPoint Ltd.(a)	19,582	191,904
Stewart Information Services Corp.	3,586	211,610
United Fire Group Inc.	3,573	89,039
Universal Insurance Holdings Inc.	4,381	62,035
Unum Group	49,182	1,347,587
		14,492,885
Interactive Media & Services — 0.3%
Cars.com Inc.(a)	16,658	201,228
Eventbrite Inc., Class A(a)	8,965	159,308
Liberty TripAdvisor Holdings Inc., Class A(a)	17,388	72,682
Takung Art Co. Ltd.(a)	483	3,323
TripAdvisor Inc.(a)	12,505	474,565
TrueCar Inc.(a)	10,345	54,415

Security	Shares	Value

Interactive Media & Services (continued)
Yelp Inc.(a)	11,142	$416,711
		1,382,232
Internet & Direct Marketing Retail — 0.3%
Duluth Holdings Inc., Class B(a)	1,226	18,353
Groupon Inc.(a)	2,618	95,217
Lands' End Inc.(a)	1,724	66,081
Liquidity Services Inc.(a)	2,311	45,850
PetMed Express Inc.	2,488	78,098
Qurate Retail Inc., Series A	90,021	1,067,649
Waitr Holdings Inc.(a)(b)	9,108	15,575
		1,386,823
IT Services — 1.2%
Alliance Data Systems Corp.	11,759	1,096,527
Cass Information Systems Inc.	1,783	78,612
Conduent Inc.(a)	41,370	277,593
CSG Systems International Inc.	7,858	356,439
EVERTEC Inc.	6,433	281,122
ExlService Holdings Inc.(a)	3,253	368,305
GreenSky Inc., Class A(a)	12,405	81,501
Hackett Group Inc. (The)	4,490	80,461
International Money Express Inc.(a)	2,346	37,982
Limelight Networks Inc.(a)(b)	12,017	33,768
Maximus Inc.	5,547	493,683
MoneyGram International Inc.(a)	10,750	111,155
Net 1 UEPS Technologies Inc.(a)(b)	10,213	44,120
Paysign Inc.(a)	2,409	6,408
Perficient Inc.(a)	2,775	261,655
Sabre Corp.(a)	75,845	894,212
SolarWinds Corp.	5,777	64,933
Sykes Enterprises Inc.(a)	6,285	337,253
Unisys Corp.(a)	15,915	355,700
Verra Mobility Corp.(a)(b)	10,155	155,473
		5,416,902
Leisure Products — 0.5%
Acushnet Holdings Corp.	8,026	411,172
American Outdoor Brands Inc.(a)	1,244	33,563
Johnson Outdoors Inc., Class A	640	75,757
Malibu Boats Inc., Class A(a)	1,956	163,639
MasterCraft Boat Holdings Inc.(a)	4,443	118,450
Nautilus Inc.(a)(b)	4,156	60,054
Smith & Wesson Brands Inc.	12,652	296,690
Sturm Ruger & Co. Inc.	4,195	311,940
Vista Outdoor Inc.(a)	13,793	557,099
		2,028,364
Life Sciences Tools & Services — 0.2%
Fluidigm Corp.(a)	11,776	87,260
Maravai LifeSciences Holdings Inc., Class A(a)	14,005	615,800
		703,060
Machinery — 3.2%
Alamo Group Inc.	1,152	169,079
Albany International Corp., Class A	2,609	225,287
Allison Transmission Holdings Inc.	25,728	1,026,804
Altra Industrial Motion Corp.	6,515	408,360
Astec Industries Inc.	2,001	122,681
Barnes Group Inc.	6,978	353,575
Blue Bird Corp.(a)	3,641	91,025
CIRCOR International Inc.(a)	3,301	101,803
Colfax Corp.(a)(b)	9,035	414,526
Columbus McKinnon Corp./NY	2,348	108,947

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Commercial Vehicle Group Inc.(a)	7,857	$71,813
Crane Co.	11,754	1,142,841
Douglas Dynamics Inc.	2,765	110,324
EnPro Industries Inc.	2,860	266,323
Federal Signal Corp.	6,044	239,403
Flowserve Corp.	14,912	627,646
Gates Industrial Corp. PLC(a)	15,881	287,605
Gorman-Rupp Co. (The)	2,383	85,049
Greenbrier Companies Inc. (The)	4,639	198,549
Hillenbrand Inc.	8,515	385,729
Hyster-Yale Materials Handling Inc.	1,564	112,045
John Bean Technologies Corp.	2,175	318,812
Kadant Inc.	1,128	203,187
Kennametal Inc.	19,704	714,270
Luxfer Holdings PLC	3,911	81,544
Lydall Inc.(a)	2,036	124,603
Manitowoc Co. Inc. (The)(a)	8,332	192,886
Meritor Inc.(a)	17,184	418,087
Miller Industries Inc./TN	2,705	101,465
Mueller Industries Inc.	7,711	334,657
Mueller Water Products Inc., Class A	14,985	222,078
Nikola Corp.(a)(b)	33,418	396,672
REV Group Inc.	6,507	98,321
Rexnord Corp.	11,558	651,062
SPX Corp.(a)	5,410	360,631
Standex International Corp.	1,491	137,172
Tennant Co.	2,343	185,378
Terex Corp.	4,697	225,080
Timken Co. (The)	16,192	1,287,264
TriMas Corp.(a)	10,395	340,124
Trinity Industries Inc.	7,242	196,331
Wabash National Corp.	8,342	122,127
Watts Water Technologies Inc., Class A	2,697	406,600
Welbilt Inc.(a)	13,290	312,182
		13,979,947
Marine — 0.2%
Eagle Bulk Shipping Inc.(a)	3,022	126,017
Genco Shipping & Trading Ltd.	2,571	45,121
Kirby Corp.(a)	8,316	481,580
Matson Inc.	5,371	360,502
		1,013,220
Media — 1.2%
Advantage Solutions Inc.(a)	13,450	131,541
AMC Networks Inc., Class A(a)	7,325	366,543
Clear Channel Outdoor Holdings Inc.(a)	113,568	302,091
comScore Inc.(a)(b)	16,204	64,978
Entercom Communications Corp.(a)	29,095	103,869
EW Scripps Co. (The), Class A	6,926	132,148
Fluent Inc.(a)	4,661	11,606
Gannett Co. Inc.(a)	32,851	189,550
Gray Television Inc.	9,238	204,806
Iheartmedia Inc., Class A(a)	11,527	297,973
John Wiley & Sons Inc., Class A	10,350	608,373
Loral Space & Communications Inc.	1,661	58,783
Meredith Corp.(a)	9,700	423,308
National CineMedia Inc.	14,928	51,949
Nexstar Media Group Inc., Class A	4,299	632,254
Scholastic Corp.	7,342	246,765
Sinclair Broadcast Group Inc., Class A	5,943	168,128

Security	Shares	Value

Media (continued)
TEGNA Inc.	52,271	$926,242
WideOpenWest Inc.(a)	12,472	277,377
		5,198,284
Metals & Mining — 2.1%
Alcoa Corp.(a)	44,226	1,775,674
Allegheny Technologies Inc.(a)	14,320	293,990
Alpha Metallurgical Resources Inc.(a)	4,506	125,582
Arconic Corp.(a)	15,753	566,163
Carpenter Technology Corp.	11,452	436,894
Century Aluminum Co.(a)	3,915	57,002
Coeur Mining Inc.(a)	61,073	460,490
Commercial Metals Co.	28,532	935,850
Compass Minerals International Inc.	3,723	255,249
Gold Resource Corp.	9,911	20,912
Haynes International Inc.	3,066	115,680
Hecla Mining Co.	69,039	461,871
Kaiser Aluminum Corp.	3,774	459,220
Materion Corp.	1,700	121,312
McEwen Mining Inc.(a)(b)	69,386	83,263
Ryerson Holding Corp.(a)	3,935	61,898
Schnitzer Steel Industries Inc., Class A	6,531	342,355
SunCoke Energy Inc.	19,841	153,371
TimkenSteel Corp.(a)(b)	9,208	122,743
United States Steel Corp.	64,011	1,695,011
Warrior Met Coal Inc.	12,073	225,403
Worthington Industries Inc.	8,282	529,799
		9,299,732
Mortgage Real Estate Investment — 2.0%
AG Mortgage Investment Trust Inc.	3,858	42,052
Apollo Commercial Real Estate Finance Inc.	31,383	477,649
Arbor Realty Trust Inc.	29,727	543,410
Ares Commercial Real Estate Corp.	9,736	146,819
ARMOUR Residential REIT Inc.	17,850	185,640
Blackstone Mortgage Trust Inc., Class A	34,705	1,125,136
BrightSpire Capital Inc.	19,608	186,472
Capstead Mortgage Corp.	18,694	119,081
Cherry Hill Mortgage Investment Corp.	4,164	38,350
Chimera Investment Corp.	54,670	804,742
Dynex Capital Inc.	7,128	124,384
Ellington Financial Inc.	6,409	116,516
Granite Point Mortgage Trust Inc.	13,253	187,000
Hannon Armstrong Sustainable Infrastructure Capital Inc.	7,578	430,430
Invesco Mortgage Capital Inc.	66,727	229,541
KKR Real Estate Finance Trust Inc.	6,586	140,348
Ladder Capital Corp.	30,083	343,548
MFA Financial Inc.	105,167	491,130
New Residential Investment Corp.	111,455	1,087,801
New York Mortgage Trust Inc.	90,397	395,035
Orchid Island Capital Inc.	24,763	122,577
PennyMac Mortgage Investment Trust	23,213	457,760
Ready Capital Corp.	13,797	208,611
Redwood Trust Inc.	26,643	316,252
TPG RE Finance Trust Inc.	14,572	191,767
Two Harbors Investment Corp.	74,592	478,135
Western Asset Mortgage Capital Corp.	14,660	45,446
		9,035,632
Multi-Utilities — 0.9%
Avista Corp.	13,377	572,937
Black Hills Corp.	14,886	1,007,038

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
MDU Resources Group Inc.	47,507	$1,506,922
NorthWestern Corp.	12,340	764,957
Unitil Corp.	3,646	192,946
		4,044,800
Multiline Retail — 0.7%
Big Lots Inc.	7,628	439,449
Dillard's Inc., Class A	1,725	316,141
Franchise Group Inc.	6,494	220,536
Macy's Inc.(a)	66,569	1,131,673
Nordstrom Inc.(a)	25,791	853,682
		2,961,481
Oil, Gas & Consumable Fuels — 5.0%
Aemetis Inc.(a)(b)	4,547	39,877
Alto Ingredients Inc.(a)(b)	17,371	92,066
Altus Midstream Co., Class A	249	15,899
Antero Midstream Corp.	67,991	645,915
Antero Resources Corp.(a)(b)	66,059	898,402
Arch Resources Inc.(a)	3,576	235,015
Berry Corp.	15,861	88,029
Bonanza Creek Energy Inc.	4,515	173,692
Brigham Minerals Inc., Class A	4,607	90,482
California Resources Corp.(a)(b)	18,201	511,630
Callon Petroleum Co.(a)	11,040	434,534
Centennial Resource Development Inc./DE, Class A(a)	44,388	231,262
Centrus Energy Corp., Class A(a)(b)	1,325	30,727
Chesapeake Energy Corp.	23,258	1,257,095
Cimarex Energy Co.	24,287	1,583,512
CNX Resources Corp.(a)	52,258	632,322
Comstock Resources Inc.(a)	13,064	79,429
CONSOL Energy Inc.(a)	7,237	152,049
CVR Energy Inc.	9,231	126,095
Delek U.S. Holdings Inc.	18,329	318,558
Dorian LPG Ltd.	6,293	76,145
Earthstone Energy Inc., Class A(a)	5,768	56,699
EQT Corp.(a)	66,173	1,216,922
Equitrans Midstream Corp.	96,305	791,627
Extraction Oil & Gas Inc.(a)	6,135	272,946
Gran Tierra Energy Inc.(a)(b)	87,121	52,482
HollyFrontier Corp.	37,188	1,093,327
International Seaways Inc.	10,086	165,915
Kosmos Energy Ltd.(a)	97,663	225,602
Laredo Petroleum Inc.(a)	2,321	127,794
Magnolia Oil & Gas Corp., Class A(a)	34,804	487,256
Matador Resources Co.	26,216	810,074
Murphy Oil Corp.	34,545	749,972
Northern Oil and Gas Inc.	11,119	192,025
Oasis Petroleum Inc.	4,814	441,492
Ovintiv Inc.	62,271	1,597,874
Par Pacific Holdings Inc.(a)	12,134	198,755
PBF Energy Inc., Class A(a)	22,958	210,525
PDC Energy Inc.	23,642	935,041
Peabody Energy Corp.(a)	16,395	191,985
Penn Virginia Corp.(a)	3,720	68,783
Range Resources Corp.(a)	61,654	938,990
Renewable Energy Group Inc.(a)	11,316	693,105
REX American Resources Corp.(a)	1,471	120,622
Ring Energy Inc.(a)	20,602	55,213
SandRidge Energy Inc.(a)	7,664	45,831
SM Energy Co.	26,155	489,099

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Southwestern Energy Co.(a)	154,361	$727,040
Talos Energy Inc.(a)	7,828	90,335
Tellurian Inc.(a)	16,564	62,446
Vine Energy Inc., Class A(a)	5,577	78,134
W&T Offshore Inc.(a)	21,795	88,270
Whiting Petroleum Corp.(a)	9,266	434,575
World Fuel Services Corp.	15,897	547,811
		21,971,302
Paper & Forest Products — 0.7%
Clearwater Paper Corp.(a)	3,871	114,156
Domtar Corp.(a)	12,252	672,757
Glatfelter Corp.	6,199	94,411
Louisiana-Pacific Corp.	24,200	1,341,648
Mercer International Inc.	5,045	58,673
Neenah Inc.	3,954	198,768
Resolute Forest Products Inc.	18,854	225,117
Schweitzer-Mauduit International Inc.	7,362	289,547
Verso Corp., Class A	7,009	133,311
		3,128,388
Personal Products — 0.6%
BellRing Brands Inc., Class A(a)	4,363	144,284
Edgewell Personal Care Co.	13,055	536,299
elf Beauty Inc.(a)	3,463	95,614
Herbalife Nutrition Ltd.(a)(b)	20,654	1,052,115
Nu Skin Enterprises Inc., Class A	11,919	639,931
Revlon Inc., Class A(a)(b)	1,848	20,143
USANA Health Sciences Inc.(a)	1,415	134,807
		2,623,193
Pharmaceuticals — 1.2%
Aerie Pharmaceuticals Inc.(a)	4,057	64,019
Amneal Pharmaceuticals Inc.(a)	27,471	135,432
Amphastar Pharmaceuticals Inc.(a)	4,231	88,639
ANI Pharmaceuticals Inc.(a)	2,334	79,193
Aquestive Therapeutics Inc.(a)(b)	5,361	17,423
Aytu BioPharma Inc.(a)(b)	2,614	10,378
BioDelivery Sciences International Inc.(a)(b)	9,001	33,844
Cara Therapeutics Inc.(a)	10,348	123,866
cbdMD Inc.(a)	6,119	15,787
Collegium Pharmaceutical Inc.(a)	8,353	207,906
Cymabay Therapeutics Inc.(a)	6,072	23,924
Endo International PLC(a)	52,404	265,164
Esperion Therapeutics Inc.(a)(b)	6,868	105,698
Fulcrum Therapeutics Inc.(a)	2,360	17,252
Hepion Pharmaceuticals Inc.(a)(b)	9,598	14,781
Innoviva Inc.(a)	14,629	207,439
Intra-Cellular Therapies Inc.(a)	4,722	162,106
Lannett Co. Inc.(a)(b)	4,713	21,868
Marinus Pharmaceuticals Inc.(a)(b)	4,355	64,018
Nektar Therapeutics, Class A(a)(b)	24,940	393,803
NGM Biopharmaceuticals Inc.(a)	2,481	50,588
Novan Inc.(a)(b)	1,427	11,245
Odonate Therapeutics Inc.(a)(b)	3,064	10,234
Onconova Therapeutics Inc.(a)(b)	1,231	6,118
Paratek Pharmaceuticals Inc.(a)	5,095	26,494
Perrigo Co. PLC	31,619	1,518,661
Phibro Animal Health Corp., Class A	4,907	116,149
Pliant Therapeutics Inc.(a)	1,177	23,775
Prestige Consumer Healthcare Inc.(a)(b)	11,991	630,127
Provention Bio Inc.(a)(b)	5,488	33,312

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals Inc., Class A(a)	1,797	$225,182
Relmada Therapeutics Inc.(a)	1,561	40,586
Seelos Therapeutics Inc.(a)	9,251	20,815
SIGA Technologies Inc.(a)	5,236	33,353
Supernus Pharmaceuticals Inc.(a)	12,590	331,495
TFF Pharmaceuticals Inc.(a)(b)	2,305	19,108
Zynerba Pharmaceuticals Inc.(a)	9,364	41,295
		5,191,077
Professional Services — 1.6%
ASGN Inc.(a)	6,311	638,231
Barrett Business Services Inc.	1,203	88,072
CACI International Inc., Class A(a)	3,456	922,614
CBIZ Inc.(a)	5,332	172,437
CRA International Inc.	728	62,411
Forrester Research Inc.(a)	651	30,499
Heidrick & Struggles International Inc.	2,466	105,323
Huron Consulting Group Inc.(a)	2,903	142,624
ICF International Inc.	2,177	199,348
KBR Inc.	33,426	1,293,586
Kelly Services Inc., Class A, NVS(a)	5,798	127,092
Kforce Inc.	1,778	111,001
ManpowerGroup Inc.	7,603	901,564
ManTech International Corp./VA, Class A	6,534	571,464
Resources Connection Inc.	8,199	127,002
Science Applications International Corp.	13,702	1,196,185
TrueBlue Inc.(a)	4,883	132,769
Willdan Group Inc.(a)	1,431	59,029
		6,881,251
Real Estate Management & Development — 0.7%
Cushman & Wakefield PLC(a)(b)	26,184	488,855
Forestar Group Inc.(a)	3,841	78,625
Howard Hughes Corp. (The)(a)	5,375	498,316
Kennedy-Wilson Holdings Inc.	29,268	590,921
Marcus & Millichap Inc.(a)	3,790	150,804
Newmark Group Inc., Class A	39,262	505,695
RE/MAX Holdings Inc., Class A	4,417	151,503
Realogy Holdings Corp.(a)	27,790	492,439
RMR Group Inc. (The), Class A	3,827	150,172
		3,107,330
Road & Rail — 0.9%
ArcBest Corp.	2,849	168,404
Avis Budget Group Inc.(a)(b)	12,283	1,016,664
Covenant Logistics Group Inc., Class A(a)	2,747	57,715
Daseke Inc.(a)	6,868	47,458
Heartland Express Inc.	11,474	195,402
Landstar System Inc.	3,488	547,616
Marten Transport Ltd.	14,221	224,976
Ryder System Inc.	12,780	973,197
Schneider National Inc., Class B	8,730	195,901
U.S. Xpress Enterprises Inc., Class A(a)	4,678	40,839
Werner Enterprises Inc.	13,650	623,942
Yellow Corp.(a)	11,986	62,327
		4,154,441
Semiconductors & Semiconductor Equipment — 0.9%
Alpha & Omega Semiconductor Ltd.(a)	2,676	69,549
Amkor Technology Inc.	13,495	332,517
AXT Inc.(a)	3,666	37,393
Cirrus Logic Inc.(a)	5,278	435,910
CMC Materials Inc.	2,857	413,236

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Diodes Inc.(a)	5,702	$467,564
Ichor Holdings Ltd.(a)	2,419	124,748
NeoPhotonics Corp.(a)	6,728	65,262
Onto Innovation Inc.(a)	4,223	295,948
Photronics Inc.(a)	14,973	200,189
Rambus Inc.(a)	17,462	413,151
SMART Global Holdings Inc.(a)	1,584	74,195
Synaptics Inc.(a)	4,285	650,977
Ultra Clean Holdings Inc.(a)	4,888	264,001
Veeco Instruments Inc.(a)	7,481	173,559
		4,018,199
Software — 1.3%
American Software Inc./GA, Class A	3,001	66,022
Avaya Holdings Corp.(a)	18,068	437,607
Benefitfocus Inc.(a)	7,363	96,897
Blackbaud Inc.(a)	7,057	503,376
CDK Global Inc	17,260	828,307
ChannelAdvisor Corp.(a)(b)	2,343	54,568
Cloudera Inc.(a)	22,000	349,140
CommVault Systems Inc.(a)	4,450	336,375
Ebix Inc.	5,566	168,205
Intrusion Inc.(a)	3,435	15,595
j2 Global Inc.(a)	5,259	742,939
Kaleyra Inc.(a)	1,541	15,610
McAfee Corp., Class A	3,838	103,895
Nutanix Inc., Class A(a)	25,116	904,678
Progress Software Corp.	4,813	219,425
Rimini Street Inc.(a)	2,893	25,140
Synchronoss Technologies Inc.(a)	9,806	27,849
Verint Systems Inc.(a)	7,803	332,954
Vertex Inc., Class A(a)	6,492	122,699
VirnetX Holding Corp.(a)	6,976	28,602
Vonage Holdings Corp.(a)	17,220	245,557
Xperi Holding Corp.	13,157	273,271
Zix Corp.(a)	7,268	53,856
		5,952,567
Specialty Retail — 3.8%
Aaron's Co. Inc. (The)	8,238	237,831
Abercrombie & Fitch Co., Class A(a)	6,490	245,387
Academy Sports & Outdoors Inc.(a)	9,446	349,974
American Eagle Outfitters Inc.	35,868	1,236,370
America's Car-Mart Inc./TX(a)	787	125,133
Arko Corp.(a)	8,471	70,309
Asbury Automotive Group Inc.(a)	1,912	392,840
Barnes & Noble Education Inc.(a)	7,746	64,679
Bed Bath & Beyond Inc.(a)	25,505	727,913
Big 5 Sporting Goods Corp.	5,046	110,608
Buckle Inc. (The)	6,968	293,213
Caleres Inc.	9,255	228,969
Camping World Holdings Inc., Class A	4,448	175,073
Cato Corp. (The), Class A	4,778	78,837
Chico's FAS Inc.(a)	29,427	181,859
Children's Place Inc. (The)(a)	3,503	295,408
Conn's Inc.(a)	4,605	102,415
Container Store Group Inc. (The)(a)	3,027	31,844
Designer Brands Inc. , Class A(a)	14,138	205,991
Dick's Sporting Goods Inc.	15,588	1,623,334
Express Inc.(a)	15,789	74,050
Foot Locker Inc.	24,475	1,396,543

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Genesco Inc.(a)	3,447	$198,030
Group 1 Automotive Inc.	4,097	711,813
Guess? Inc.	4,663	104,078
Haverty Furniture Companies Inc.	2,395	86,196
Hibbett Inc.	3,862	342,405
JOANN Inc.(b)	852	13,172
Kirkland's Inc.(a)	3,271	63,654
Lazydays Holdings Inc.(a)	1,004	20,953
Lumber Liquidators Holdings Inc.(a)(b)	2,946	56,210
MarineMax Inc.(a)	2,346	126,191
Monro Inc.	2,432	141,056
Murphy USA Inc.	5,943	876,652
ODP Corp. (The)(a)	12,833	607,386
OneWater Marine Inc., Class A	1,098	51,584
Party City Holdco Inc.(a)	26,835	229,171
Penske Automotive Group Inc.	7,623	675,398
Rent-A-Center Inc./TX	14,321	819,448
Sally Beauty Holdings Inc.(a)(b)	26,849	507,983
Shift Technologies Inc.(a)	14,137	119,458
Shoe Carnival Inc.	4,078	137,429
Signet Jewelers Ltd.	12,418	798,974
Sleep Number Corp.(a)	5,841	579,486
Sonic Automotive Inc., Class A	5,610	306,026
Sportsman's Warehouse Holdings Inc.(a)	5,299	93,633
Tilly's Inc., Class A	5,508	81,684
TravelCenters of America Inc.(a)	3,495	101,075
Urban Outfitters Inc.(a)	16,411	610,161
Winmark Corp.	428	90,231
Zumiez Inc.(a)	2,746	119,863
		16,917,980
Technology Hardware, Storage & Peripherals — 0.8%
Avid Technology Inc.(a)	10,175	380,443
Boxlight Corp., Class A(a)	7,105	13,642
Corsair Gaming Inc.(a)(b)	2,243	65,473
Diebold Nixdorf Inc.(a)	19,455	202,527
Eastman Kodak Co.(a)	15,353	113,305
Immersion Corp.(a)	2,752	20,805
NCR Corp.(a)	31,233	1,386,745
Quantum Corp.(a)	14,306	88,697
Super Micro Computer Inc.(a)	10,789	410,414
Turtle Beach Corp.(a)	1,458	45,052
Xerox Holdings Corp.	38,544	930,067
		3,657,170
Textiles, Apparel & Luxury Goods — 1.2%
Carter's Inc.	3,721	363,690
Fossil Group Inc.(a)	11,455	144,562
G-III Apparel Group Ltd.(a)	10,373	309,738
Hanesbrands Inc.	82,673	1,509,609
Kontoor Brands Inc.	11,242	622,582
Lakeland Industries Inc.(a)(b)	1,077	29,036
Movado Group Inc.	3,970	119,378
Oxford Industries Inc.	2,248	195,419
Ralph Lauren Corp.	5,536	628,447
Rocky Brands Inc.	771	41,942
Skechers U.S.A. Inc., Class A(a)	11,329	608,141
Steven Madden Ltd.	10,248	449,170
Unifi Inc.(a)	2,161	50,978
Vera Bradley Inc.(a)	5,362	59,035
		5,131,727

Security	Shares	Value

Thrifts & Mortgage Finance — 2.4%
Axos Financial Inc.(a)	7,827	$374,522
Capitol Federal Financial Inc.	31,449	348,769
Essent Group Ltd.	27,218	1,229,437
Federal Agricultural Mortgage Corp., Class C, NVS	2,050	199,875
Flagstar Bancorp. Inc.	11,674	534,202
HomeStreet Inc.	2,980	112,376
Kearny Financial Corp./MD	14,648	176,216
loanDepot Inc., Class A	711	7,373
Merchants Bancorp./IN	1,969	72,144
Meridian Bancorp. Inc.	7,290	139,312
MGIC Investment Corp.	81,882	1,133,247
Mr Cooper Group Inc.(a)	9,069	337,185
New York Community Bancorp. Inc.	113,345	1,335,204
NMI Holdings Inc., Class A(a)	11,461	252,371
Northfield Bancorp. Inc.	11,570	190,327
Northwest Bancshares Inc.	21,402	284,861
Ocwen Financial Corp.(a)	2,176	56,902
PennyMac Financial Services Inc.	9,199	578,525
Premier Financial Corp.	5,073	135,855
Provident Financial Services Inc.	17,813	384,761
Radian Group Inc.	26,932	608,125
Rocket Companies Inc., Class A	32,423	558,973
TFS Financial Corp.	8,336	162,385
TrustCo Bank Corp. NY	3,291	110,676
Walker & Dunlop Inc.	3,975	411,333
Washington Federal Inc.	19,426	626,877
Waterstone Financial Inc.	6,397	126,213
WSFS Financial Corp.	2,480	108,574
		10,596,620
Tobacco — 0.1%
Universal Corp./VA	5,800	302,528
Vector Group Ltd.	18,184	242,938
		545,466
Trading Companies & Distributors — 2.1%
Air Lease Corp.	25,246	1,069,421
Applied Industrial Technologies Inc.	5,786	519,004
Beacon Roofing Supply Inc.(a)	7,919	423,508
BlueLinx Holdings Inc.(a)	780	33,509
Boise Cascade Co.	9,399	480,759
CAI International Inc.	3,777	210,794
DXP Enterprises Inc./TX(a)	2,016	65,822
GATX Corp.	4,536	418,446
GMS Inc.(a)	10,196	500,930
H&E Equipment Services Inc.	4,203	143,028
Herc Holdings Inc.(a)	2,019	250,437
McGrath RentCorp.	3,561	279,254
MRC Global Inc.(a)	14,136	129,627
MSC Industrial Direct Co. Inc., Class A	11,126	992,105
NOW Inc.(a)	26,482	261,377
Rush Enterprises Inc., Class A	6,862	322,445
Titan Machinery Inc.(a)	2,388	68,130
Triton International Ltd.	15,775	832,762
Univar Solutions Inc.(a)	40,166	985,674
Veritiv Corp.(a)	2,972	182,124
WESCO International Inc.(a)	10,509	1,118,683
		9,287,839
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corp.	17,598	695,121

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Water Utilities — 0.3%
American States Water Co.	3,895	$344,006
California Water Service Group	5,286	331,327
Middlesex Water Co.	2,130	216,706
SJW Group.	3,185	219,542
		1,111,581
Wireless Telecommunication Services — 0.2%
Gogo Inc.(a)	6,330	65,642
Telephone and Data Systems Inc.	23,744	530,678
U.S. Cellular Corp.(a)	3,599	130,860
		727,180
Total Common Stocks — 99.8%
(Cost: $418,616,980)		440,430,711

Preferred Stocks

Industrial Conglomerates — 0.0%
Meta Materials Inc., 0.00%	14,281	16,566

Total Preferred Stocks — 0.0%
(Cost: $13,818)		16,566

Short-Term Investments

Money Market Funds — 4.5%
BlackRock Cash Funds: Institutional, SL Agency Shares,0.06%(d)(e)(f)	19,215,372	19,224,980

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,0.00%(d)(e)	670,000	$670,000
		19,894,980
Total Short-Term Investments — 4.5%
(Cost: $19,892,583)		19,894,980

Total Investments in Securities — 104.3%
(Cost: $438,523,381)		460,342,257

Other Assets, Less Liabilities — (4.3)%		(19,001,958)

Net Assets — 100.0%		$441,340,299

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,020,978	$5,204,260	(a)	$—	$(35)	$(223)	$19,224,980	19,215,372	$21,091	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	160,000	510,000	(a)	—	—	—	670,000	670,000	13		—
					$(35)	$(223)	$19,894,980		$21,104		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	5	09/17/21	$555	$(9,530)
S&P MidCap 400 E-Mini Index	1	09/17/21	270	6,100
				$(3,430)

Schedule of Investments (unaudited) (continued)	iShares® Morningstar Small-Cap Value ETF
July 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$440,430,711	$—	$—	$440,430,711
Preferred Stocks	—	16,566	—	16,566
Money Market Funds	19,894,980	—	—	19,894,980
	$460,325,691	$16,566	$—	$460,342,257
Derivative financial instruments(a)
Assets
Futures Contracts	$6,100	$—	$—	$6,100
Liabilities
Futures Contracts	(9,530)	—	—	(9,530)
	$(3,430)	$—	$—	$(3,430)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust